SARATOGA ADVANTAGE TRUST

James Alpha Global Enhanced Real Return Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the James Alpha Global Enhanced Real Return Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 11, 2011 (SEC Accession No. 0000910472-11-000153).